Label	Element	Value
Cumulative translation adjustment	us-gaap_CumulativeTranslationAdjustmentNetOfTaxPeriodIncreaseDecrease	$ (194,758)
Stock options granted	us-gaap_ProceedsFromStockOptionsExercised	11,899
Shares issued, amount	us-gaap_StockIssuedDuringPeriodValueNewIssues	51,687
Accumulated deficit
Net income	us-gaap_NetIncomeLoss	(69,448)
Accumulated other comprehensive income
Cumulative translation adjustment	us-gaap_CumulativeTranslationAdjustmentNetOfTaxPeriodIncreaseDecrease	(32,570)
Additional paid-in capital
Stock options granted	us-gaap_ProceedsFromStockOptionsExercised	1,059
Common shares
Shares issued, amount	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 7,275
Shares issued, shares	us-gaap_StockIssuedDuringPeriodSharesNewIssues	229,855